Segment reporting - Product net sales by country of sales (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segment reporting
Total product net sales	$ 875,918	$ 487,335
North-America
Segment reporting
Total product net sales	755,536	440,853
Japan
Segment reporting
Total product net sales	38,114	23,645
EMEA
Segment reporting
Total product net sales	66,072	$ 22,836
China
Segment reporting
Total product net sales	$ 16,196